INCOME TAXES - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Disclosure of income taxes [line items]
Unrecognised deferred tax assets.		$ 63.4		$ 71.2
Temporary differences in deferred tax assets.		0.2		0.1
Tax loss carryforwards		63.2		71.0
Uncertainty over income tax provisions		$ 2.9		3.4
Average effective tax rate	34.10%	(36.30%)	36.10%
Global Model Anti Tax Base Erosion Rules | Organization For Economic Cooperation And Development
Disclosure of income taxes [line items]
Mimum consolidated revenue | €	€ 750
Period considered for ascertaining revenue	2 years
Consecutive period for ascertaining revenue	4 years
Average effective tax rate	15.00%
Global Model Anti Tax Base Erosion Rules | Transitional CbCR Safe Harbour
Disclosure of income taxes [line items]
Average effective tax rate	16.00%
Subsidiaries
Disclosure of income taxes [line items]
Uncertainty over income tax provisions		$ 89.3		$ 108.8